J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

270 Park Avenue

New York, NY 10017

November 4, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Fleming Mutual Fund Group Inc. (the “Trust”)

on behalf of the JPMorgan Mid Cap Value Fund (the “Fund”)

File Nos. 333-25803 and 811-08189

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the Fund does not differ from the Statement of Additional Information contained in the Post-Effective Amendment No. 39 (Amendment No. 40 under the Investment Company Act of 1940) filed electronically on October 30, 2015.

If you have any questions, please call the undersigned at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary